Cumulative Preferred Stock (Details) - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Aug. 17, 2015
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding	29,000,000	29,000,000
Proceeds From Issuance Of Preferred Stock And Preference Stock Net	CAD 709.0	CAD 709.0
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividends Per Share, Declared	CAD 0.6388
Preferred Stock, Shares Outstanding	3,864,636		6,000,000
Series A Preferred Stock [Member] | TECO Energy Inc [Member]
Class of Stock [Line Items]
Preferred Stock, Dividends Per Share, Declared	CAD 0.6388
Preferred Stock, Redemption Price Per Share	CAD 25
Preferred Stock, Shares Outstanding	3,864,636	3,864,636
Proceeds From Issuance Of Preferred Stock And Preference Stock Net	CAD 95.0	CAD 95.0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividends Per Share, Declared	CAD 0.5724
Preferred Stock, Shares Outstanding	2,135,364
Series B Preferred Stock [Member] | TECO Energy Inc [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share	CAD 25
Preferred Stock, Shares Outstanding	2,135,364	2,135,364
Proceeds From Issuance Of Preferred Stock And Preference Stock Net	CAD 52.0	CAD 52.0
Dividends Payable Nature	Floating
Series C Preferred Stock [Member] | TECO Energy Inc [Member]
Class of Stock [Line Items]
Preferred Stock, Dividends Per Share, Declared	CAD 1.025
Preferred Stock, Redemption Price Per Share	CAD 25
Preferred Stock, Shares Outstanding	10,000,000	10,000,000
Proceeds From Issuance Of Preferred Stock And Preference Stock Net	CAD 245.0	CAD 245.0
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividends Per Share, Declared	CAD 1.125
Series E Preferred Stock [Member] | TECO Energy Inc [Member]
Class of Stock [Line Items]
Preferred Stock, Dividends Per Share, Declared	1.125
Preferred Stock, Redemption Price Per Share	CAD 26
Preferred Stock, Shares Outstanding	5,000,000	5,000,000
Proceeds From Issuance Of Preferred Stock And Preference Stock Net	CAD 122.0	CAD 122.0
Series F Preferred Stock [Member] | TECO Energy Inc [Member]
Class of Stock [Line Items]
Preferred Stock, Dividends Per Share, Declared	CAD 1.0625
Preferred Stock, Redemption Price Per Share	CAD 25
Preferred Stock, Shares Outstanding	8,000,000	8,000,000
Proceeds From Issuance Of Preferred Stock And Preference Stock Net	CAD 195.0	CAD 195.0